Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited - Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2015 CNY (¥)
Current assets
Cash and cash equivalents	¥ 3,153,852	$ 461,765	¥ 1,883,000		¥ 356,018
Amounts due from related parties	17,960	2,630	7,940
Other receivables, deposits and other assets	52,457	7,681	30,535
Total current assets	3,244,481	475,035	1,950,145
Long-term investments	204,968	30,010	0
Total non-current assets	1,422,000	208,198	736,487
TOTAL ASSETS	4,666,481	683,233	2,686,632
Current liabilities
Accrued expenses and other current liabilities	335,857	49,174	272,479
Non-current liabilities
Other non-current liabilities	12,471	1,826	59,806
TOTAL LIABILITIES	1,654,882	242,296	1,267,174
EQUITY
Share capital	9	1	7
Additional paid-in capital	2,469,815	361,613	1,403,608
Accumulated other comprehensive (loss) income	75,770	11,094	(36,494)
Retained earnings	231,036	33,826	(15,933)
Shareholders' equity	2,841,575	416,043	1,416,133
TOTAL LIABILITIES AND EQUITY	4,666,481	683,233	2,686,632
Bright Scholar Education Holdings Limited
Current assets
Cash and cash equivalents	1,702,804	249,312	1,094,979	$ 160,319
Amounts due from related parties	393,123	57,558	14,735
Other receivables, deposits and other assets	2,530	371	399
Total current assets	2,098,457	307,241	1,110,113
Investment in subsidiaries	550,348	80,578	307,045
Long-term investments	204,968	30,010
Total non-current assets	755,316	110,588	307,045
TOTAL ASSETS	2,853,773	417,829	1,417,158
Current liabilities
Accrued expenses and other current liabilities	7,544	1,105	1,025
Non-current liabilities
Other non-current liabilities	4,654	681
TOTAL LIABILITIES	12,198	1,786	1,025
EQUITY
Share capital	9	1	7
Additional paid-in capital	2,469,815	361,613	1,403,608
Accumulated other comprehensive (loss) income	75,770	11,094	(36,494)
Retained earnings	295,981	43,335	49,012
Shareholders' equity	2,841,575	416,043	1,416,133		¥ 116,729	¥ (44,497)
TOTAL LIABILITIES AND EQUITY	¥ 2,853,773	$ 417,829	¥ 1,417,158